Accounts Receivable - Summary of Accounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [abstract]
Trade receivables	$ 19,341	$ 9,463
Other receivables due from joint venture partner	210	162
Goods and services tax receivable	1,094	988
Other receivables	973	2,292
Accounts recevables	$ 21,618	$ 12,905